Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Business Description [Abstract]
Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries	As of December 31, 2022, the Company’s major subsidiaries, VIE and VIE’s subsidiaries are as follows:
	Place and date of incorporation/ establishment	Percentage of ownership/interest/ voting rights		Issued and fully paid ordinary share capital	Principal activities
Name		Directly	Indirectly
Jianzhi Education Group Company Limited	British Virgin Islands (“BVI”), limited liability company March 20, 2018	100%	—	USD1	Investment holding
Jianzhi Education Technology (HK) Company Limited	Hong Kong, limited liability company April 3, 2018	—	100% owned by Jianzhi Education (BVI)	HKD1	Investment holding
Jianzhi Inc.	USA, limited liability company November 2 2022	—	100% owned by Jianzhi Education (BVI)	USD1	Investment holding
HongKong Sentu Education Technology Ltd.	Hong Kong, November 14, 2016	—	100% owned by Jianzhi Education (HK)	HKD10,000,000	Provision of training service
Jianzhi Century Technology (Beijing) Co., Ltd.	PRC, April 17, 2018	—	100% owned by Jianzhi Education (HK)	HKD10,000,000	Provision of technical and management consultancy services
Beijing Sentu Lejiao Information Technology Co., Ltd (“Sentu Lejiao”)	PRC, June 13, 2016		100% owned by Jianzhi Beijing	RMB10,000,000	Provision of IT related solution service
Sentu Shuzhi Technology (Beijing) Co., Ltd (“Sentu Shuzhi”)	PRC, June 2, 2021		100% owned by Sentu Lejiao	—	Provision of IT related solution service
Beijing Sentu Education Technology Co., Ltd.	PRC, May 27, 2011		Contractual arrangements	RMB26,100,000	Provision of educational content and IT related solution services
Shanghai Ang’you Internet Technology Co., Ltd.	PRC, January 11, 2016	—	51.2% owned by Beijing Sentu	RMB10,500,000	Provision of mobile media services and educational content
Guangzhou Xingzhiqiao Information Technology Co., Ltd.	PRC, May 6, 2011		100% owned by Beijing Sentu	RMB1,000,000	Provision of mobile media services
Sentu Guoxin Education Technology (Beijing) Co., Ltd (“Sentu Guoxin”)	PRC, December 5, 2016		70% owned by Beijing Sentu	RMB2,000,000	Provision of technology, education consultancy (excluding agent services) services
Guangzhou Lianhe Education Technology Co., Ltd	PRC, September 28, 2016	—	100% owned by Guangzhou Xingzhiqiao	RMB300,000	Provision of mobile media services and educational content
Wuhan Crossboarder Information Co., Ltd.	PRC, December 2, 2022		51% owned by Sentu Guoxin	RMB nil	Provision of technology, education consultancy (excluding agent services) services

Schedule of Carrying Amounts of the Assets, Liabilities and the Results of Operations of the VIE and VIE’s Subsidiaries	the subsidiaries of the VIE and the Company and its subsidiaries, are as follows:
	December 31, 2021	December 31, 2022
	RMB	RMB
Assets
Current assets:
Cash and cash equivalents	22,914,613	28,836,178
Accounts receivable, net	83,295,610	16,154,956
Inventories	1,952,756	4,867
Deferred offering expenses	471,698	—
Short-term prepayments	36,649,107	17,269,868
Short-term investments	11,430,000	4,080,000
Prepaid expenses and other current assets	2,057,687	1,445,461
Amount due from the Company and its subsidiaries*	52,837,333	7,800,808
Total current assets	211,137,106	75,592,138

Non-current assets:
Right-of-use assets, net	300,024	—
Deferred tax assets, net	95,584	9,086,144
Property and equipment, net	155,364	109,073
Educational contents, net	21,088,052	36,713,836
Intangible assets, net	17,187,207	—
Goodwill	7,712,011	—
Long-term prepayments	22,349,287	28,160,377
Total non-current assets	68,887,529	74,069,430
Total assets	280,024,635	149,661,568

*	As of December 31, 2021 and 2022, amounts due from the Company and its subsidiaries represent the receivables that VIEs had with the Company and its consolidation subsidiaries, which would be eliminated upon consolidation.

	December 31, 2021	December 31, 2022
	RMB	RMB
Liabilities
Current liabilities:
Accounts payable	23,957,344	6,737,217
Salary and welfare payable	1,044,602	876,492
Contract liabilities	49,308,974	28,195,618
Income taxes payable	1,271,290	3,816,703
Value added tax (“VAT”) and other tax payable	4,982,740	—
Other payables	1,650,994	1,567,742
Lease liabilities, current	295,367	—
Amount due to related parties	24,702,000	24,702,000
Total current liabilities	107,213,311	65,895,772

Non-current liabilities:
Deferred tax liabilities	2,191,500	—
Account payable to WFOE	47,313,302	—
Total non-current liabilities	49,504,802	—
Total liabilities	156,718,113	65,895,772
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net revenues	300,249,445	355,513,276	227,046,277
Net income (loss)	4,586,492	14,780,648	(88,740,821)
	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by operating activities	12,053,164	20,840,090	13,119,714
Net cash (used in) provided by investing activities	(5,244,697)	(18,093,127)	(7,198,149)
Net cash used in financing activities	(38,042,039)	(547,302)	—